Investment in a Joint Venture / Associate	12 Months Ended
Dec. 31, 2023
Investment in a Joint Venture / Associate
Investment in a Joint Venture / Associate

17.Investment in a Joint Venture / Associate

Investment in Ionblox

On March 10, 2021, the Group entered into a Stock Purchase Agreement in which the Group acquired 25.7% of the shares of Ionblox for a purchase price of €8,502 thousand, including transactions costs (see note 4 for additional information on Ionblox). Ionblox is a supplier of battery technology for Lilium. The principal place of business for Ionblox is the United States of America.

On July 15, 2021, the Group entered into an additional Stock Purchase Agreement in which the Group acquired a further 9.1% of the shares of Ionblox across two transactions on July 16, 2021 and September 27, 2021, for a total consideration of €7,400 thousand. The consideration included the conversion of outstanding promissory notes at a fair value of €2,222 thousand, including a €1,051 thousand promissory note purchased on March 19, 2021.

Lilium holds preferred stock in Ionblox, which give Lilium preferred dividend rights as well as rights of preferential payments in certain events. Preferred dividends are not cumulative, and payment is at the discretion of the Board of Directors of Ionblox out of any funds and assets legally available. In a deemed liquidation event, which is defined in the preferred stock purchase agreement as mergers and consolidations and certain asset sales, Lilium is entitled to redeem cash or other assets from Ionblox which provides Lilium a share in Ionblox net assets. In the event of liquidation, dissolution or winding up or deemed liquidation event, Lilium is entitled to preferential payments if there are sufficient funds in Ionblox to pay the preferred stockholders. The preferred stocks carry the same shareholder voting rights as holders of equivalent common stock. The preferred stocks also entitle the Group to nominate two directors to the Board of Directors of Ionblox. As such, the Group is considered to have significant influence over Ionblox. The significant influence together with other features of the preferred stock result in Lilium participating in a share of gains or losses from Ionblox; as such, the investment was initially recognized as an investment in associate and accounted for at-equity under IAS 28 ‘Investment in associates and joint ventures’.

For each date of acquisition of Ionblox, the fair value of Ionblox’s identifiable net assets and liabilities were identified, and the difference between the purchase price and the fair value of identified net assets has been accounted for as goodwill. The goodwill is included within the carrying value of the Investment in Associate. The total fair value of the identifiable net assets acquired is €8,344 thousand, generating goodwill upon purchase of €7,558 thousand. The fair value of the identifiable net assets acquired includes a carrying value of €2,248 thousand and a fair value step-up of €8,688 thousand for Ionblox’s brand and technology portfolio, offset by €2,592 thousand for deferred taxation.

In 2022, the Group’s share in Ionblox was diluted to 27.7% share of outstanding capital, representing 31.4% of the shareholder voting rights, through the issuance of 1,092,908 series B preferred stock by Ionblox to other investors, offset by a share buyback of 273,227 common stock, resulting in a gain on dilution of €1,179 thousand in other income. As part of the transactions, Lilium signed new Investors’ Agreements in May and November 2022, under which management have concluded that Lilium has joint control of Ionblox with another Preferred Stock investor. Lilium subsequently accounts for Ionblox as a Joint Venture, continuing to apply the equity method of accounting.

As of December 31, 2023, there were no indicators that an impairment expense (2022: Nil) should be recognized on the carrying value of the investment in a joint venture.

Shares in Ionblox are currently unlisted, hence there is no quoted price to determine the fair value of the investment in Ionblox. The following table illustrates the movements in carrying value of the Group’s investment in Ionblox:

	Carrying Value
In € thousand	2023	2022
January 1	13,410	15,054
Gain on dilution	—	1,179
Share of loss in a joint venture/ associate	(2,370)	(2,823)
December 31	11,040	13,410

The following is the summarized financial information for Ionblox, based on their consolidated financial statements prepared in accordance with IFRS, modified for fair value adjustments on acquisition. The numbers presented reflect the amounts in Ionblox’s IFRS consolidated financial statements, not of Lilium’s ownership share in these amounts.

Ionblox, Inc. - Consolidated Statement of Operations for the year ended December 31, 2023

In € thousand	01/01/2023 – 12/31/2023	01/01/2022 – 12/31/2022
Revenue	2,789	1,927
Loss from continued operations	(9,022)	(7,777)
Net loss for the year	(8,478)	(7,369)

Ionblox, Inc. - Consolidated Statement of Financial Position as of December 31, 2023

In € thousand	12/31/2023	12/31/2022
Non-current assets	22,993	25,438
Current assets	9,944	13,487
Preferred stock reclassification[1]	21,434	21,619
Non-current liabilities	(29,965)	(31,482)
Current liabilities	(4,624)	(933)
Shareholders’ equity	19,782	28,129

Reconciliation to carrying amounts of Lilium’s Interest in Ionblox
Group’s effective interest in the joint venture / associate	27.7%	27.7%
Group’s share in shareholders’ equity	5,480	7,780
Goodwill	8,079	8,370
Currency translation difference	(2,519)	(2,740)
Investment in a joint venture / associate	11,040	13,410

[1] Based on the Group’s analysis of significant influence and investors’ current access to returns, Lilium concluded that its investment in Ionblox is accounted for using the equity method under IAS 28 ‘Investment in associates and joint ventures’. However, in Ionblox’s IFRS consolidated financial statements, the preferred stock owned by Lilium is accounted for as a financial liability based on its analysis under IAS 32 ‘Financial Instruments: Presentation’ due to the features of preferred stock as explained above. In order to give effect to uniform accounting policies and consistency in accounting, the above-mentioned financial liability in Ionblox’s consolidated financial statements is treated as equity in purchase price allocation and goodwill calculation.